FINANCIAL INSTRUMENTS - Summary of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash and cash equivalents	$ 1,949.8	$ 1,563.0
Trade accounts receivable	291.1	322.8
Derivative financial instruments	8.7	13.2
Customer financing	8.0	32.4
Loans granted	87.0
Other assets	203.1	109.9
Assets	3,512.6	3,029.3
Liabilities
Derivative financial instruments	64.8	103.8
Trade accounts payable	1,116.8	966.3
Trade accounts payable - Supplier finance arrangements	62.9	43.3
Loans and financing	2,593.8	2,491.1
Financial instruments, other payables	231.6	125.3
Liabilities	4,069.9	3,729.8
Total fair value
Assets
Cash and cash equivalents	1.1	1.1
Trade accounts receivable	0.0	0.0
Derivative financial instruments	8.7	13.2
Customer financing	7.1	0.1
Loans granted	45.0
Other assets	0.0	0.0
Assets	507.7	391.2
Liabilities
Derivative financial instruments	64.8	103.8
Trade accounts payable	0.0	0.0
Trade accounts payable - Supplier finance arrangements	0.0	0.0
Loans and financing	2,769.2	2,566.1
Financial instruments, other payables	0.0	0.0
Liabilities	2,834.0	2,669.9
Level 1
Assets
Cash and cash equivalents	0.0	0.0
Trade accounts receivable	0.0	0.0
Derivative financial instruments	0.0	0.0
Customer financing	0.0	0.0
Loans granted	0.0
Other assets	0.0	0.0
Assets	76.3	0.0
Liabilities
Derivative financial instruments	5.7	4.0
Trade accounts payable	0.0	0.0
Trade accounts payable - Supplier finance arrangements	0.0	0.0
Loans and financing	1,989.3	1,835.5
Financial instruments, other payables	0.0	0.0
Liabilities	1,995.0	1,839.5
Level 2
Assets
Cash and cash equivalents	1.1	1.1
Trade accounts receivable	0.0	0.0
Derivative financial instruments	8.7	13.2
Customer financing	0.0	0.0
Loans granted	0.0
Other assets	0.0	0.0
Assets	379.3	296.1
Liabilities
Derivative financial instruments	59.1	99.8
Trade accounts payable	0.0	0.0
Trade accounts payable - Supplier finance arrangements	0.0	0.0
Loans and financing	779.9	730.6
Financial instruments, other payables	0.0	0.0
Liabilities	839.0	830.4
Level 3
Assets
Cash and cash equivalents	0.0	0.0
Trade accounts receivable	0.0	0.0
Derivative financial instruments	0.0	0.0
Customer financing	7.1	0.1
Loans granted	45.0
Other assets	0.0	0.0
Assets	52.1	95.1
Liabilities
Derivative financial instruments	0.0	0.0
Trade accounts payable	0.0	0.0
Trade accounts payable - Supplier finance arrangements	0.0	0.0
Loans and financing	0.0	0.0
Financial instruments, other payables	0.0	0.0
Liabilities	0.0	0.0
Public securities
Assets
Financial investments	66.4	66.5
Public securities | Total fair value
Assets
Financial investments	0.0	0.0
Public securities | Level 1
Assets
Financial investments	0.0	0.0
Public securities | Level 2
Assets
Financial investments	0.0	0.0
Public securities | Level 3
Assets
Financial investments	0.0	0.0
Private securities
Assets
Financial investments	76.4	99.9
Private securities | Total fair value
Assets
Financial investments	5.3	23.4
Private securities | Level 1
Assets
Financial investments	0.0	0.0
Private securities | Level 2
Assets
Financial investments	5.3	23.4
Private securities | Level 3
Assets
Financial investments	0.0	0.0
Structured Notes
Assets
Financial investments	243.4	133.2
Structured Notes | Total fair value
Assets
Financial investments	243.4	133.2
Structured Notes | Level 1
Assets
Financial investments	0.0	0.0
Structured Notes | Level 2
Assets
Financial investments	243.4	133.2
Structured Notes | Level 3
Assets
Financial investments	0.0	0.0
Investment funds
Assets
Financial investments	120.8	125.2
Investment funds | Total fair value
Assets
Financial investments	120.8	125.2
Investment funds | Level 1
Assets
Financial investments	0.0	0.0
Investment funds | Level 2
Assets
Financial investments	120.8	125.2
Investment funds | Level 3
Assets
Financial investments	0.0	0.0
Fixed-term deposit
Assets
Financial investments	381.6	468.2
Fixed-term deposit | Total fair value
Assets
Financial investments	0.0	0.0
Fixed-term deposit | Level 1
Assets
Financial investments	0.0	0.0
Fixed-term deposit | Level 2
Assets
Financial investments	0.0	0.0
Fixed-term deposit | Level 3
Assets
Financial investments	0.0	0.0
Others
Assets
Financial investments	76.3	95.0
Others | Total fair value
Assets
Financial investments	76.3	95.0
Others | Level 1
Assets
Financial investments	76.3	0.0
Others | Level 2
Assets
Financial investments	0.0	0.0
Others | Level 3
Assets
Financial investments	0.0	95.0
Amortized Cost
Assets
Cash and cash equivalents	1,948.7	1,561.9
Trade accounts receivable	291.1	322.8
Derivative financial instruments	0.0	0.0
Customer financing	8.0	32.3
Loans granted	87.0
Other assets	203.1	109.9
Assets	3,057.0	2,638.1
Liabilities
Derivative financial instruments	0.0	0.0
Trade accounts payable	1,116.8	966.3
Trade accounts payable - Supplier finance arrangements	62.9	43.3
Loans and financing	2,593.8	2,491.1
Financial instruments, other payables	231.6	125.3
Liabilities	4,005.1	3,626.0
Total amount measured at amortized cost	51.7
Amortized Cost | Public securities
Assets
Financial investments	66.4	66.5
Amortized Cost | Private securities
Assets
Financial investments	71.1	76.5
Amortized Cost | Structured Notes
Assets
Financial investments	0.0	0.0
Amortized Cost | Investment funds
Assets
Financial investments	0.0	0.0
Amortized Cost | Fixed-term deposit
Assets
Financial investments	381.6	468.2
Amortized Cost | Others
Assets
Financial investments	0.0	0.0
Fair value
Assets
Cash and cash equivalents	0.0	0.0
Trade accounts receivable	0.0	0.0
Derivative financial instruments	0.0	0.0
Customer financing	7.1	0.0
Loans granted	45.0
Other assets	0.0	0.0
Assets	52.1	0.0
Liabilities
Derivative financial instruments	0.0	0.0
Trade accounts payable	0.0	0.0
Trade accounts payable - Supplier finance arrangements	0.0	0.0
Loans and financing	2,769.2	2,566.1
Financial instruments, other payables	0.0	0.0
Liabilities	2,769.2	2,566.1
Total fair value	45.0
Fair value | Public securities
Assets
Financial investments	0.0	0.0
Fair value | Private securities
Assets
Financial investments	0.0	0.0
Fair value | Structured Notes
Assets
Financial investments	0.0	0.0
Fair value | Investment funds
Assets
Financial investments	0.0	0.0
Fair value | Fixed-term deposit
Assets
Financial investments	0.0	0.0
Fair value | Others
Assets
Financial investments	0.0	0.0
FVPL
Assets
Cash and cash equivalents	0.0	0.0
Trade accounts receivable	0.0	0.0
Derivative financial instruments	0.8	13.2
Customer financing	0.0	0.1
Loans granted	0.0
Other assets	0.0	0.0
Assets	338.2	286.8
Liabilities
Derivative financial instruments	62.2	86.2
Trade accounts payable	0.0	0.0
Trade accounts payable - Supplier finance arrangements	0.0	0.0
Loans and financing	0.0	0.0
Financial instruments, other payables	0.0	0.0
Liabilities	62.2	86.2
FVPL | Public securities
Assets
Financial investments	0.0	0.0
FVPL | Private securities
Assets
Financial investments	5.3	23.4
FVPL | Structured Notes
Assets
Financial investments	243.4	133.2
FVPL | Investment funds
Assets
Financial investments	12.4	21.9
FVPL | Fixed-term deposit
Assets
Financial investments	0.0	0.0
FVPL | Others
Assets
Financial investments	76.3	95.0
FVOCI
Assets
Cash and cash equivalents	1.1	1.1
Trade accounts receivable	0.0	0.0
Derivative financial instruments	7.9	0.0
Customer financing	0.0	0.0
Loans granted	0.0
Other assets	0.0	0.0
Assets	117.4	104.4
Liabilities
Derivative financial instruments	2.6	17.6
Trade accounts payable	0.0	0.0
Trade accounts payable - Supplier finance arrangements	0.0	0.0
Loans and financing	0.0	0.0
Financial instruments, other payables	0.0	0.0
Liabilities	2.6	17.6
FVOCI | Public securities
Assets
Financial investments	0.0	0.0
FVOCI | Private securities
Assets
Financial investments	0.0	0.0
FVOCI | Structured Notes
Assets
Financial investments	0.0	0.0
FVOCI | Investment funds
Assets
Financial investments	108.4	103.3
FVOCI | Fixed-term deposit
Assets
Financial investments	0.0	0.0
FVOCI | Others
Assets
Financial investments	$ 0.0	$ 0.0